Average Annual Total Returns - QS U.S. Small Capitalization Equity Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	4.58%
5 Years	6.62%
10 Years	8.34%
Class C
Average Annual Return:
1 Year	9.16%
5 Years	7.10%
10 Years	8.16%
Class FI
Average Annual Return:
1 Year	10.94%
5 Years	7.86%
10 Years	8.94%
Class I
Average Annual Return:
1 Year	11.26%
5 Years	8.18%
10 Years	9.36%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	10.31%
5 Years	6.72%
10 Years	7.82%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.31%
5 Years	6.24%
10 Years	7.29%
Class IS
Average Annual Return:
1 Year	11.47%
5 Years	8.36%
10 Years		[1]
Since Inception	9.59%
Inception Date	Mar. 23, 2012
Class A2
Average Annual Return:
1 Year	4.38%
5 Years	6.38%
10 Years		[1]
Since Inception	9.01%
Inception Date	Oct. 31, 2012

[1]	N/A